                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05620

                        The Zweig Total Return Fund, Inc.
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               (Exact name of registrant as specified in charter)

                      900 Third Avenue, New York, NY 10022
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(Address of principal executive offices)                         (Zip code)

Matthew A. Swendiman, Esq.                      John R. Flores, Esq.
Counsel & Chief Legal Officer                   Vice President, Litigation/
 for Registrant                                  Employment Counsel
Phoenix Life Insurance Company                  Phoenix Life Insurance Company
One American Row                                One American Row
Hartford, CT 06102                              Hartford, CT 06102-5056
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                     (Names and addresses of agents for service)

Registrant's telephone number, including area code: 1-212-298-1635

Date of fiscal year end:  December 31, 2004

Date of reporting period: September 30, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

                        THE ZWEIG TOTAL RETURN FUND, INC.
                SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT
                               September 30, 2004
                                   (unaudited)

                                                           Number of
                                                             Shares            Value
                                                             ------            -----
INVESTMENTS
DOMESTIC COMMON STOCKS--27.81%
Consumer Discretionary--1.63%
   AnnTaylor Stores Corp.                                 52,500 (a)    $    1,228,500
   Fox Entertainment Group, Inc., Class A                 59,000 (a)         1,636,660
   GAP (The), Inc.                                        58,000             1,084,600
   Home Depot, Inc.                                       70,000 (b)         2,744,000
   Viacom, Inc. Class B                                   54,000             1,812,240
                                                                        --------------
                                                                             8,506,000
                                                                        --------------
Consumer Staples--3.63%
   Altria Group, Inc.                                     88,000 (b)         4,139,520
   Archer-Daniels-Midland Co.                            193,000             3,277,140
   Coca-Cola Enterprises, Inc.                            85,000             1,606,500
   Costco Wholesale Corp.                                 57,000             2,368,920
   Kimberly-Clark Corp.                                   64,000             4,133,760
   Procter & Gamble Co.                                   64,000             3,463,680
                                                                        --------------
                                                                            18,989,520
                                                                        --------------
Energy--3.60%
   ConocoPhillips                                         46,000             3,811,100
   Halliburton Co.                                        93,000             3,133,170
   Kerr-McGee Corp.                                       94,000 (b)         5,381,500
   Occidental Petroleum Corp.                             74,000             4,138,820
   Valero Energy Corp.                                    29,000             2,326,090
                                                                        --------------
                                                                            18,790,680
                                                                        --------------
Financials--5.33%
   Allstate Corp.                                         87,000             4,175,130
   Bank of America Corp.                                 116,000 (b)         5,026,280
   Capital One Financial Corp.                            31,000 (b)         2,290,900
   Morgan Stanley                                         66,000             3,253,800
   National City Corp.                                   127,000             4,904,740
   Wachovia Corp.                                         98,000             4,601,100
   Wells Fargo & Co.                                      59,800             3,565,874
                                                                        --------------
                                                                            27,817,824
                                                                        --------------
Health Care--3.43%
   Amgen, Inc.                                            26,000 (a)         1,473,680
   Bristol-Myers Squibb Co.                              212,000             5,018,040
   C. R. Bard, Inc.                                       44,000             2,491,720
   Merck & Co., Inc.                                     103,000             3,399,000
   Pfizer, Inc.                                          133,000             4,069,800
   UnitedHealth Group, Inc.                               20,000             1,474,800
                                                                        --------------
                                                                            17,927,040
                                                                        --------------
Industrials--4.17%
   Boeing Co.                                             56,000             2,890,720
   Deere & Co.                                            53,000 (b)         3,421,150
   L-3 Communications Holdings, Inc.                      35,000             2,345,000
   Lockheed Martin Corp.                                  33,000             1,840,740

         See notes to schedule of investments and secutities sold short

   Norfolk Southern Corp.                                 98,000             2,914,520
   Northrop Grumman Corp.                                 30,000             1,599,900
   PACCAR, Inc.                                           44,000             3,041,280
   Waste Management, Inc.                                137,000             3,745,580
                                                                        --------------
                                                                            21,798,890
                                                                        --------------
Information Technology--1.38%
   Amdocs Ltd.                                            71,000 (a)         1,549,930
   Cisco Systems, Inc.                                   135,000 (a)         2,443,500
   Intel Corp.                                            88,000             1,765,280
   Microsoft Corp.                                        53,000             1,465,450
                                                                        --------------
                                                                             7,224,160
                                                                        --------------
Materials--2.92%
   Alcoa, Inc.                                           113,000 (b)         3,795,670
   Dow Chemical Co. (The)                                119,000 (b)         5,376,420
   Freeport-McMoRan Copper & Gold, Inc., Class B          87,000 (b)         3,523,500
   (Indonesia)
   Georgia-Pacific Corp.                                  72,000             2,588,400
                                                                        --------------
                                                                            15,283,990
                                                                        --------------
Telecommunication Services--1.72%
   AT&T Corp.                                            261,000             3,737,520
   MCI, Inc.                                              25,000               418,750
   SBC Communications, Inc.                              185,000             4,800,750
                                                                        --------------
                                                                             8,957,020
                                                                        --------------
        TOTAL DOMESTIC COMMON STOCKS
         (Cost $132,508,761)                                               145,295,124
                                                                        --------------

FOREIGN COMMON STOCKS--5.75% (d)
   Consumer Discretionary--0.37%
   Honda Motor Co., Ltd. ADR (Japan)                      80,000 (b) (c)     1,948,800
                                                                        --------------

Health Care--1.27%
   Angiotech Pharmaceuticals, Inc.
     (United States)                                      85,000 (a)         1,722,950
   Sanofi-Aventis, ADR (France)                          134,000 (c)         4,905,740
                                                                        --------------
                                                                             6,628,690
                                                                        --------------
Information Technology--0.76%
   Nokia Corp.,  ADR (Finland)                           291,000 (c)         3,992,520
                                                                        --------------

Materials--3.35%
   BHP Billiton Ltd. (Australia)                         536,905             5,584,707
   Newcrest Mining Ltd. (Australia)                      353,352             3,887,888
   Rio Tinto Ltd. (Australia)                            169,789             4,669,804
   WMC Resources Ltd. (Australia)                        862,083             3,347,051
                                                                        --------------
                                                                            17,489,450
                                                                        --------------
        TOTAL FOREIGN COMMON STOCKS
         (Cost $25,988,601)                                                 30,059,460
                                                                        --------------

PREFERRED STOCKS--6.56%
Financials--6.56%
Citibank NA Series A, 6.34% Pfd.                          42,000             4,232,815
Fannie Mae Series J, 1.89% Pfd.                          150,000             7,509,000
JP Morgan Chase & Co., Inc., Series L, 4.50% Pfd.         75,100             7,622,650
Lehman CR-ABN Amro VIII, 3.20% Pfd.                          149            14,900,000
                                                                        --------------

        TOTAL PREFERRED STOCKS
         (Cost $34,235,096)                                                 34,264,465
                                                                        --------------

         See notes to schedule of investments and secutities sold short

                                                       Principal
                                                         Amount
                                                         ------
U.S. GOVERNMENT SECURITIES--46.35%
U.S. Treasury Bonds--21.82%
   United States Treasury Bonds, 6.38%, 8/15/27    $  11,500,000            13,737,566
   United States Treasury Bonds, 8.88%, 8/15/17       40,000,000            57,075,000
   United States Treasury Bonds, 9.25%, 2/15/16       30,000,000            43,205,880
                                                                        --------------
                                                                           114,018,446
                                                                        --------------
U.S. Treasury Notes--24.53%
   United States Treasury Notes, 2.00%, 8/31/05       11,250,000            11,236,387
   United States Treasury Notes, 3.50%, 11/15/06      40,000,000            40,714,080
   United States Treasury Notes, 4.75%, 11/15/08       9,000,000             9,542,817
   United States Treasury Notes, 5.00%, 8/15/11        5,000,000             5,375,200
   United States Treasury Notes, 6.00%, 8/15/09       21,900,000            24,488,668
   United States Treasury Notes, 12.75% 11/15/10      33,000,000            36,791,139
                                                                        --------------
                                                                           128,148,291
                                                                        --------------
        TOTAL U.S. GOVERNMENT SECURITIES
         (Cost $236,959,685)                                               242,166,737
                                                                        --------------

AGENCY NON-MORTGAGE BACKED SECURITIES--5.05%
   Federal National Mortgage Association, 3.15%,
    5/28/08 (Cost $26,664,580)                        26,570,000            26,358,503
                                                                        --------------
                                                         Number
                                                       of Shares
                                                       ---------
EXCHANGE TRADED FUNDS--1.02%
   Nasdaq-100 Index Tracking Stock                        72,000             2,530,800
   Standard & Poor's Depositary Receipts Trust            25,000             2,794,000
    Series I
                                                                        --------------
        TOTAL EXCHANGE TRADED FUNDS
         (Cost $5,309,886)                                                   5,324,800
                                                                        --------------

                                                       Contracts
                                                       ---------
OPTIONS--0.00%
   Japanese Yen Call Option expiring
     10/29/04 @ 90                                       800,000 (a)                 1
   Swiss Franc Put Option expiring
     10/21/04 @ 1.35                                  25,000,000 (a)                50
                                                                        --------------
        TOTAL OPTIONS
         (Cost $205,000)                                                            51
                                                                        --------------
                                                       Principal
                                                         Amount
                                                         ------
SHORT-TERM INVESTMENTS--6.57%
   Rabobank, 1.87%, 10/01/04                       $  14,300,000            14,300,000
   UBS Finance Delaware LLC, 1.88%, 10/01/04          20,000,000            20,000,000
                                                                        --------------
        TOTAL SHORT-TERM INVESTMENTS
         (Cost $34,300,000)                                                 34,300,000
                                                                        --------------
        TOTAL INVESTMENTS--99.11%
         (Cost $496,171,609)                                               517,769,140 (e)
        SECURITIES SOLD SHORT--(1.59)%
         (Proceeds $8,373,353)                                              (8,284,680)
        OTHER ASSETS LESS LIABILITIES--2.48%                                12,961,777
                                                                        --------------
         Net Assets--100.00%                                            $  522,446,237
                                                                        ==============

----------
     (a)  Non-income producing security.

     (b) Position, or portion thereof, with an aggregate market value of $31,401,260 has been segregated to collateralize securities sold short.

     (c)  ADR - American Depositary Receipt

     (d) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 1E "Foreign Security Country Determination" in the Notes to Schedule of Investments and Securities Sold Short.

     (e) For Federal income tax purposes, the tax basis of investments owned at September 30, 2004 was $498,579,268 and net unrealized appreciation of investments consisted of:


          Gross unrealized appreciation                         $  33,103,909
          Gross unrealized depreciation                           (13,914,037)
                                                                -------------
          Net unrealized appreciation                           $  19,189,872
                                                                =============

         See notes to schedule of investments and secutities sold short

                                                 Number of
SECURITIES SOLD SHORT--1.59%                      Shares             Value
DOMESTIC COMMON STOCKS
Consumer Discretionary--0.79%
   Abercrombie & Fitch Co.                          92,000      $   2,898,000
   Fred's, Inc.                                     69,000          1,239,240
                                                                -------------
                                                                    4,137,240
                                                                -------------
Health Care--0.39%
   Thoratec Corp.                                  210,000          2,020,200
                                                                -------------

Utilities--0.41%
   Reliant Energy, Inc.                            228,000          2,127,240
                                                                -------------

        TOTAL SECURITIES SOLD SHORT
         (Proceeds $8,373,353)                                  $   8,284,680(f)
                                                                =============

----------
     (f) For Federal income tax purposes, the tax basis of securities held short at September 30, 2004 was $8,373,353 and net unrealized appreciation of investments consisted of:

          Gross unrealized appreciation                         $     612,568
          Gross unrealized depreciation                              (523,895)
                                                                -------------
          Net unrealized appreciation                           $      88,673
                                                                =============

         See notes to schedule of investments and secutities sold short

THE ZWEIG TOTAL RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) SEPTEMBER 30, 2004

NOTE 1 - - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedules of Investments and Securities Sold Short. The preparation of Schedules of Investments and Securities Sold Short requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which, in determining value, utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

        Securities for which market quotations are not readily available (of which there were none at September 30, 2004) and other assets, if any, are valued at fair value as determined under procedures approved by the Board of Directors of the Fund. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FORWARD CURRENCY CONTRACTS

        The Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments and Securities Sold Short Risks arise from the possible movements in foreign exchange rates or if a counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

E. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

F. OPTIONS

        The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. As of September 30, 2004, the Fund has no written options outstanding.

        Purchased options are included in the Fund's Schedule of Investments and Securities Sold Short and are marked to market to reflect the current value of the options. When a purchased option is exercised, the cost of the security is adjusted by the amount of the premium paid. The risk associated with purchased options is limited to the premium paid.

G. SHORT SALES

        A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. At September 30, 2004 the value of securities sold short amounted to $8,284,680 against which collateral of $39,729,258 was held. The collateral includes the deposits with broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

Item 2. Controls and Procedures.

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Zweig Total Return Fund, Inc.

By: /s/ Daniel T. Geraci
    -------------------------------
        Daniel T. Geraci
        President

Date: November 29, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Daniel T. Geraci
    -------------------------------
         Daniel T. Geraci
         President

Date: November 29, 2004

By:  /s/ Nancy Curtiss
    -------------------------------
         Nancy Curtiss
         Treasurer

Date: November 29, 2004